PROVISION FOR POST-RETIREMENT HEALTH CARE COSTS (Tables)	12 Months Ended
Dec. 31, 2011
Net Periodic Benefit Cost by Gold Fields Group, Excluding South Deep

	December 31, 2011	December 31, 2010	June 30, 2010
The net periodic benefit cost is explained as follows:
Service costs	0.1	(0.1)	0.9

Net periodic benefit cost	0.1	(0.1)	0.9

Accrued Post-Retirement Health Care Costs

	December 31, 2011	December 31, 2010	June 30, 2010
Gold Fields Group (excluding South Deep) accrued post-retirement health care costs (a)	2.1	2.6	2.6
South Deep accrued post-retirement health care costs (b)	—	0.1	0.2

Gold Fields Group accrued post-retirement health care costs	2.1	2.7	2.8

Net Periodic Benefit Cost by South Deep

	December 31, 2011	December 31, 2010	June 30, 2010
The net periodic benefit cost is explained as follows:
Service costs	—	—	—

Net periodic benefit cost	—	—	—

Gold Fields Group (excluding South Deep)
Funded Status and Amounts Recognized for Post-Retirement Health Care Costs

The following table sets forth the funded status and amounts recognized by the Group (excluding South Deep) for post-retirement health care costs:

	December 31, 2011	December 31, 2010	June 30, 2010
Actuarial present value	2.1	2.6	2.6
Plan assets at fair value	—	—	—

Accumulated benefit obligation in excess of plan assets	2.1	2.6	2.6
Prior service costs	—	—	—
Unrecognized net (gain)/loss	—	—	—

Post-retirement health care liability	2.1	2.6	2.6

Reconciliation of Benefit Obligation for Post Retirement Health Care Cost

	December 31, 2011	December 31, 2010	June 30, 2010
Actuarial present value	—	0.1	0.2
Plan assets at fair value	—	—	—

Accumulated benefit obligation in excess of plan assets	—	0.1	0.2
Prior service costs	—	—	—
Unrecognized net (gain)/loss	—	—	—

Post-retirement health care liability	—	0.1	0.2

The following is a reconciliation of the benefit obligation:
Balance at beginning of year	0.1	0.2	0.4
Service costs	—	—	—
Contributions paid	(0.1)	(0.1)	(0.1)
Release of cross subsidization liability	—	—	(0.2)
Foreign currency translation adjustment	—	—	0.1

Balance at end of year	—	0.1	0.2

South Deep Gold Mine
Funded Status and Amounts Recognized for Post-Retirement Health Care Costs

The following table sets forth the funded status and amounts recognized by the Group for post-retirement health care costs:

	December 31, 2011	December 31, 2010	June 30, 2010
Actuarial present value	—	0.1	0.2
Plan assets at fair value	—	—	—

Accumulated benefit obligation in excess of plan assets	—	0.1	0.2
Prior service costs	—	—	—
Unrecognized net (gain)/loss	—	—	—

Post-retirement health care liability	—	0.1	0.2

Reconciliation of Benefit Obligation for Post Retirement Health Care Cost

	December 31, 2011	December 31, 2010	June 30, 2010
Actuarial present value	2.1	2.6	2.6
Plan assets at fair value	—	—	—

Accumulated benefit obligation in excess of plan assets	2.1	2.6	2.6
Prior service costs	—	—	—
Unrecognized net (gain)/loss	—	—	—

Post-retirement health care liability	2.1	2.6	2.6

The following is a reconciliation of the benefit obligation:
Balance at beginning of year	2.6	2.6	11.0
Service costs	0.1	(0.1)	0.9
Contributions paid	(0.2)	(0.5)	(0.2)
Release of cross subsidization liability	—	—	(9.7)
Foreign currency translation adjustment	(0.4)	0.6	0.6

Balance at end of year	2.1	2.6	2.6